FAIR VALUE HIERARCHY - Schedule of fair value of financial assets and liabilities by classes (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2024 VND (₫)	Dec. 31, 2025 USD ($)
Financial assets at fair value through profit or loss
Derivative asset	₫ 6,204,503	₫ 1,103,827	$ 246,984,714
Derivative asset, Non-current portion	6,204,503	918,040	246,984,714
Derivative asset, Current portion		185,787
Financial liability at fair value through profit or loss
Derivative liabilities	₫ 24,439,747	₫ 21,655,938	$ 972,881,135
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative and Financial Liabilities, Non Current	Derivative and Financial Liabilities, Non Current	Derivative and Financial Liabilities, Non Current
Derivative liabilities, Non-current portion	₫ 13,064	₫ 36,326	$ 520,043
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Derivative liabilities, Current portion	₫ 24,426,683	₫ 21,619,612	$ 972,361,092
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current	Other Liabilities, Current
Amount of transfers into or out of Level 3 of the fair value hierarchy, assets	₫ 0	₫ 0
Amount of transfers into or out of Level 3 of the fair value hierarchy, liabilities	0	0
Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	387,503	185,787	$ 15,425,461
Financial liability at fair value through profit or loss
Derivative liabilities	94,547	0	3,763,664
Other investments
Financial assets at fair value through profit or loss
Derivative asset	5,817,000	918,040	231,559,253
DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	24,332,136	21,619,612	968,597,428
Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	13,064	36,326	$ 520,043
Quoted prices in active markets for identical instruments (Level 1)
Financial liability at fair value through profit or loss
Derivative liabilities	13,064	36,326
Derivative liabilities, Non-current portion	13,064	36,326
Quoted prices in active markets for identical instruments (Level 1) | Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	13,064	36,326
Significant unobservable inputs (Level 3)
Financial assets at fair value through profit or loss
Derivative asset	6,204,503	1,103,827
Derivative asset, Non-current portion	6,204,503	918,040
Derivative asset, Current portion		185,787
Financial liability at fair value through profit or loss
Derivative liabilities	24,426,683	21,619,612
Derivative liabilities, Current portion	24,426,683	21,619,612
Significant unobservable inputs (Level 3) | Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	387,503	185,787
Financial liability at fair value through profit or loss
Derivative liabilities	94,547
Significant unobservable inputs (Level 3) | Other investments
Financial assets at fair value through profit or loss
Derivative asset	5,817,000	918,040
Significant unobservable inputs (Level 3) | DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	₫ 24,332,136	₫ 21,619,612